Shareholders Deficit (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Expected life (years)	0 years	0 years		5 years
Dividend yield			0.00%	0.00%
Expected volatility				80.00%
Risk free interest rates				1.97%
Weighted average fair value of options at grant date (in dollars per share)			$ 0.0597	$ 0.0298
Maximum [Member]
Expected life (years)			10 years
Expected volatility			275.00%
Risk free interest rates			3.33%
Minimum [Member]
Expected life (years)			5 years 2 months 12 days
Expected volatility			80.00%
Risk free interest rates			3.10%